Document and Entity Information	Sep. 21, 2026
Cover [Abstract]
Entity Registrant Name	CDW Corp
Amendment Flag	false
Entity Central Index Key	0001402057
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-35985
Entity Tax Identification Number	26-0273989
Entity Address, Address Line One	200 N. Milwaukee Avenue
Entity Address, City or Town	Vernon Hills
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60061
City Area Code	(847)
Local Phone Number	465-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	CDW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false